Contingencies and Commitments (Contingencies) (Details 1) $ in Millions			1 Months Ended	12 Months Ended
	Jul. 25, 2013	Jul. 18, 2012 USD ($)	Feb. 13, 2014 USD ($)	Dec. 31, 2015 USD ($) Country Claim Defendant
Loss Contingencies
Clients presence in number of countries | Country				175
Foreign Tax Authority | Brazil
Loss Contingencies
Loss contingency, estimate of possible loss | $				$ 460
Litigation Case In United States District Court regarding divesting Microelectronics business
Loss Contingencies
Number of defendants | Defendant				3
Litigation Case In United States District Court regarding divesting Microelectronics business, alleging violations of the Employee Retirement Income Security Act
Loss Contingencies
Number of defendants | Defendant				3
IBM United Kingdom Limited | Litigation in United Kingdom regarding defined benefit plans
Loss Contingencies
Loss contingency, estimate of possible loss | $				$ 250
Number of representative beneficiaries of the UK Trust membership | Defendant				2
IBM UK Defined Benefit Plan Participants | IBM United Kingdom Limited
Loss Contingencies
Claims pending | Claim				290
Civil enforcement action with the SEC
Loss Contingencies
Period for which reports are to be submitted to SEC and court on certain matters, including those relating to compliance with the FCPA	2 years
State of Indiana | Pending Litigation
Loss Contingencies
Amount of settlement to be (paid)/received | $		$ 52	$ 50
Duration of trial		42 days